Employee Benefit Plans (Schedule of Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefit Plans [Abstract]
Outstanding at beginning of year, Shares	109,816	83,930	97,792
Granted, Shares	35,800	33,525	21,800
Exercised, Shares	(3,092)
Forfeited, Shares		(7,639)	(35,662)
Outstanding at end of year, Shares	142,524	109,816	83,930
Options exercisable at year-end, Shares	70,920	51,396	43,079
Outstanding at beginning of year, Weighted average exercise price	$ 18.13	$ 18.50	$ 19.04
Granted, Weighted average exercise price	17.80	17.72	17.65
Exercised, Weighted average exercise price	17.22
Forfeited, Weighted average exercise price		20.44	19.45
Outstanding at end of year, Weighted average exercise price	18.07	18.13	18.50
Weighted-average fair value of options granted during the year	$ 1.90	$ 1.96	$ 1.75
Intrinsic value of options exercised during the year	$ 866.00
Intrinsic value of options outstanding and exercisable at December 31, 2015	$ 2,840